Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of the benefit obligation and the fair value of plan assets, as well as the funded status for the retirement and post-retirement plans
A summary of the benefit obligation and the fair value of plan assets, as well as the funded status for the retirement and postretirement plans as of December 31, is as follows (benefits paid in the table below include only those amounts contributed directly to or paid directly from plan assets):

(in millions)	Retirement Plans		Postretirement Plans
	2014	2013	2014	2013
Net benefit obligation at beginning of year	$2,004	$2,171	$103	$129
Service cost	5	10	1	2
Interest cost	99	91	4	5
Plan participants’ contributions	—	—	4	4
Actuarial loss (gain)	504	(178)	5	(13)
Gross benefits paid	(125)	(77)	(13)	(13)
Foreign currency effect	(25)	8	—	—
Curtailment [1]	—	(26)	—	(11)
Other adjustments	—	5	(8)	—
Net benefit obligation at end of year	2,462	2,004	96	103
Fair value of plan assets at beginning of year	2,088	1,851	—	—
Actual return on plan assets	270	281	—	—
Employer contributions	22	27	9	9
Plan participants’ contributions	—	—	4	4
Gross benefits paid	(125)	(77)	(13)	(13)
Foreign currency effect	(19)	6	—	—
Fair value of plan assets at end of year	2,236	2,088	—	—
Funded status	$(226)	$84	$(96)	$(103)
Amounts recognized in consolidated balance sheets:
Non-current assets	$28	$261	$—	$—
Current liabilities	(8)	(7)	(9)	(9)
Non-current liabilities	(246)	(170)	(87)	(94)
	$(226)	$84	$(96)	$(103)
Accumulated benefit obligation	$2,440	$2,004
Plans with accumulated benefit obligation in excess of the fair value of plan assets:
Projected benefit obligation	$2,046	$176
Accumulated benefit obligation	$2,024	$158
Fair value of plan assets	$1,792	$—
Amounts recognized in accumulated other comprehensive loss, net of tax:
Net actuarial loss (gain)	$452	$227	$(8)	$(11)
Prior service credit	1	1	(5)	(1)
Total recognized	$453	$228	$(13)	$(12)

[1]
The curtailment gain for our retirement plans in 2013 relates to a freeze of pension accruals for MHE employees as well as all remaining active employees in the United Kingdom ("U.K."). The curtailment gain for our postretirement plans relates to the sale of MHE on March 22, 2013.

Components of net periodic cost for defined benefit plans and post-retirement healthcare and other benefits plan
A summary of net periodic benefit cost for our retirement and postretirement plans for the years ended December 31, is as follows:

(in millions)	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Service cost	$5	$10	$24	$1	$2	$3
Interest cost	99	91	93	4	5	5
Expected return on assets	(138)	(129)	(124)	—	—	—
Amortization of:
Actuarial loss (gain)	11	26	32	(1)	—	—
Prior service cost (credit)	—	5	(1)	—	(1)	(1)
Curtailment [1]	—	(8)	—	(1)	(12)	—
Net periodic benefit cost	$(23)	$(5)	$24	$3	$(6)	$7

[1]
The curtailment gain for our retirement plans in 2013 relates to a freeze of pension accruals for MHE employees as well as all remaining active employees in the United Kingdom ("U.K."). The curtailment gain for our postretirement plans in 2014 is a result of plan changes effective October 31, 2014 eliminating retiree medical and life insurance benefits for active employees not retiring by July 1, 2016. The curtailment gain for our postretirement plans in 2013 relates to the sale of MHE on March 22, 2013.

Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax for the years ended December 31, are as follows:

(in millions)	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Net actuarial loss (gain)	$232	$(213)	$116	$3	$(8)	$2
Recognized actuarial (gain) loss	(7)	(15)	(20)	1	—	—
Prior service cost (credit)	—	5	2	(5)	—	1
Total recognized	$225	$(223)	$98	$(1)	$(8)	$3

Assumptions
Assumptions

	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Benefit obligation:
Discount rate	4.15%	5.00%	4.10%	3.60%	4.20%	3.45%
Net periodic cost:
Weighted-average healthcare cost rate [1]				7.0%	7.0%	7.5%
Discount rate - U.S. plan [2]	5.0%	4.1%	5.1%	4.125%	3.45%	4.45%
Discount rate - U.K. plan [2]	4.5%	4.8%	5.1%
Compensation increase factor - U.S. plan	N/A	N/A	4.5%
Compensation increase factor - U.K. plan	N/A	5.75%	5.85%
Return on assets [3]	7.125%	7.25%	7.75%

[1]
The assumed weighted-average healthcare cost trend rate will decrease ratably from 7% in 2014 to 5% in 2020 and remain at that level thereafter. Assumed healthcare cost trends have an effect on the amounts reported for the healthcare plans. A one percentage point change in assumed healthcare cost trend creates the following effects:

(in millions)	1% point increase	1% point decrease
Effect on postretirement obligation	$5	$(4)

[2]
Effective January 1, 2015, we changed our discount rate assumption on our U.S. retirement plans to 4.15% from 5.0% in 2014 and changed our discount rate assumption on our U.K. plan to 3.8% from 4.5% in 2014.

[3]
The expected return on assets assumption is calculated based on the plan’s asset allocation strategy and projected market returns over the long-term. Effective January 1, 2015, we changed our return on assets assumption to 6.25% from 7.125% for the U.S. plan in 2014 and to 6.25% from 6.75% for the U.K. plan in 2014.

Effects created by one percentage point change in assumed healthcare cost trend	A one percentage point change in assumed healthcare cost trend creates the following effects:

(in millions)	1% point increase	1% point decrease
Effect on postretirement obligation	$5	$(4)

Information about the expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy
Information about the expected cash flows for our retirement and postretirement plans and the impact of the Medicare subsidy is as follows:

(in millions)		Postretirement Plans [2]
	Retirement [1] Plans	Gross payments	Retiree contributions	Medicare subsidy	Net payments
2015	$84	$15	$(5)	$(1)	$9
2016	88	15	(5)	(1)	9
2017	92	15	(5)	(1)	9
2018	96	15	(5)	(1)	9
2019	100	14	(5)	(1)	8
2020-2024	553	52	(15)	(3)	34

[1]	Reflects the total benefits expected to be paid from the plans or from our assets including both our share of the benefit cost and the participants’ share of the cost.

[2]	Reflects the total benefits expected to be paid from our assets.

Fair value of defined benefit plans assets by asset class
The fair value of our defined benefit plans assets as of December 31, 2014 and 2013, by asset class is as follows:

(in millions)	December 31, 2014
	Total	Level 1	Level 2	Level 3
Cash and short-term investments	$176	$17	$159	$—
Equities:
U.S. indexes [1]	293	88	205	—
U.S. growth and value	204	147	57	—
U.K.	67	56	11	—
International, excluding U.K.	139	42	97	—
Fixed income:
Long duration strategy [2]	1,165	—	1,165	—
Intermediate duration securities	25	—	25	—
Agency mortgage backed securities	6	—	6	—
Asset backed securities	18	—	18	—
Non-agency mortgage backed securities [3]	37	—	37	—
U.K. [4]	7	—	7	—
International, excluding U.K.	85	—	85	—
Other	14	—	14	—
Total	$2,236	$350	$1,886	$—

(in millions)	December 31, 2013
	Total	Level 1	Level 2	Level 3
Cash, short-term investments, and other	$68	$20	$48	$—
Equities:
U.S. indexes [1]	514	145	369	—
U.S. growth and value	373	325	48	—
U.K.	183	101	82	—
International, excluding U.K.	227	131	96	—
Fixed income:
Long duration strategy [2]	517	—	517	—
Intermediate duration securities	11	—	11	—
Agency mortgage backed securities	7	—	7	—
Asset backed securities	16	—	16	—
Non-agency mortgage backed securities [3]	45	—	45	—
U.K. [4]	66	—	66	—
International, excluding U.K.	61	—	61	—
Total	$2,088	$722	$1,366	$—

[1]	Includes securities that are tracked in the following indexes: S&P 500, S&P MidCap 400, S&P MidCap 400 Growth and S&P Smallcap 600.

[2]	Includes securities that are investment grade obligations of issuers in the U.S.

[3]	Includes U.S. mortgage-backed securities that are not backed by the U.S. government.

[4]	Includes securities originated by the government of and other issuers from the U.K.